UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 52,393	$ 85,611	$ 146,406
Fair value adjustments to hedging financial instruments	3,221	(14,540)	9,702
Fair value adjustments to hedging financial instruments in associated companies	505	(1,767)	1,150
Fair value adjustments to available for sale securities	(8,806)	(92,077)	(93,406)
Other comprehensive income/(loss)	39	11	(38)
Reclassification into net income of previous fair value adjustments to hedging financial instruments	708	0	0
Other comprehensive (loss)/income, net of tax	(4,333)	(108,373)	(82,592)
Comprehensive (loss)/income	$ 48,060	$ (22,762)	$ 63,814